Supplement to the
Fidelity Advisor Focus Funds®
Class A, Class T, Class B and Class C
September 29, 2015
Prospectus

The Board of Trustees of the funds approved the conversion of all existing Class B shares of the funds into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

AFOC-16-01 1.480125.184	February 12, 2016

Supplement to the
Fidelity Advisor® Real Estate Fund
Class A, Class T, Class B and Class C
September 29, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

ARE-16-01 1.777594.123	February 12, 2016

Supplement to the
Fidelity Advisor® Real Estate Fund
Class A, Class T, Class B, Class C and Class I
September 29, 2015
STATEMENT OF ADDITIONAL INFORMATION

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge.

ARE-AREIB-16-01 1.777595.113	February 12, 2016

Supplement to the
Fidelity Advisor Focus Funds®
Class A, Class T, Class B, Class C and Class I
September 29, 2015
STATEMENT OF ADDITIONAL INFORMATION

The Board of Trustees of the funds approved the conversion of all existing Class B shares of the funds into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge.

AFOC-AFOCIB-16-02 1.480127.145	February 12, 2016